Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS ONE HUNDRED PERCENT US TREASURY MONEY MARKET FUND
Central Index Key	dei_EntityCentralIndexKey	0000779128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
DREYFUS ONE HUNDRED PERCENT US TREASURY MONEY MARKET FUND (Prospectus Summary) | DREYFUS ONE HUNDRED PERCENT US TREASURY MONEY MARKET FUND | DREYFUS ONE HUNDRED PERCENT US TREASURY MONEY MARKET FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DUSXX
DREYFUS US TREASURY INTERMEDIATE TERM FUND (Prospectus Summary) | DREYFUS US TREASURY INTERMEDIATE TERM FUND | DREYFUS US TREASURY INTERMEDIATE TERM FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRGIX
DREYFUS US TREASURY LONG TERM FUND (Prospectus Summary) | DREYFUS US TREASURY LONG TERM FUND | DREYFUS US TREASURY LONG TERM FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRGBX